Short-term Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Maturities of Time Deposits, Description	the time deposits with original maturities between three months and one year.
Time deposits, Interest income	$ 7,778,000	$ 2,359,000	$ 0
Minimum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	3 months
Maximum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	1 year